Stockholders' Equity (Deficit)	3 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Stockholders' Equity (Deficit)

NOTE 4 - Stockholders' (Equity) Deficit

The Company is authorized to issue 70,000,000 shares of its $0.001 par value common stock and 5,000,000 shares of its $0.001 par value preferred stock.

On September 23, 2011, the Company issued 3,000,000 shares of its $0.001 par value common stock to two shareholders pursuant to a Regulation S offering for cash of $75,000.

On January 14, 2011, a director of the Company contributed capital of $3,865 for transfer and audit fees.

There have been no other issuances of preferred or common stock.